Income Taxes - Current and Deferred Components of Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current Federal income tax	$ (6,500)	$ 0	$ 0
Current State and local income tax	(4,437)	(1,427)	(1,480)
Current Foreign income tax	(11,641)	(2,615)	(252)
Total current income tax benefit (expense)	(22,578)	(4,042)	(1,732)
Deferred Federal income tax	1,462	0	(627)
Deferred State and local Income tax	512	0	(64)
Deferred Foreign income tax	1,677	589	0
Total deferred income tax benefit (expense)	3,651	589	(691)
(Provision)/benefit for income taxes	$ (18,927)	$ (3,453)	$ (2,423)